Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Income tax description	U.S. federal tax purposes of $60.67 million do not expire (limited to 80% of taxable income in a given year) and $70.50 million will expire, if not utilized, through 2037 in various amounts.
Net operating losses expiration amount	$ 70,500
Income tax likelihood percentage	The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 131,170	$ 75,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	100,610	59,660
Local [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	31,150	$ 22,660
U.S Federal Tax [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforward	$ 60,670